2008 and 2013 Equity Incentive Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended	12 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Research and development	Sep. 30, 2013 Research and development	Sep. 30, 2014 Research and development	Sep. 30, 2013 Research and development	Dec. 31, 2013 Research and development	Dec. 31, 2012 Research and development	Sep. 30, 2014 General and administrative	Sep. 30, 2013 General and administrative	Sep. 30, 2014 General and administrative	Sep. 30, 2013 General and administrative	Dec. 31, 2013 General and administrative	Dec. 31, 2012 General and administrative	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Sep. 30, 2014 2008 Plan	Dec. 31, 2013 2008 Plan	Sep. 30, 2014 2008 Plan Stock options Maximum	Dec. 31, 2013 2008 Plan Stock options Maximum	Sep. 30, 2014 2013 plan	Sep. 30, 2014 2013 plan Stock options Maximum
2008 and 2013 Equity Incentive Plans
Number of shares authorized to grant	1,711,290		1,711,290																1,459,514			3,310,990	3,310,990			1,711,290
Term of award																								10 years	10 years		10 years
Vesting period																								4 years	4 years		4 years
Number of shares may further be granted under the plan	868,235		868,235		83,465														83,465	171,803	159,523
Stock-based compensation	$ 694,366	$ 325,329	$ 1,889,932	$ 499,742	$ 927,996	$ 176,308	$ 304,885	$ 235,366	$ 921,069	$ 355,030	$ 609,483	$ 124,879	$ 389,481	$ 89,963	$ 968,863	$ 144,712	$ 318,513	$ 51,429